ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	9 Months Ended
Sep. 30, 2022
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

	As of
	December 31,	September 30,
	2021	2022
Payable to franchisees	710	297
Other payables	535	955
Accrued rental, utilities and other accrued expenses	209	359
Liabilities related to customer loyalty program	135	156
Value-added tax, other tax and surcharge payables	132	193
Payable to noncontrolling interest holders	117	94
Total	1,838	2,054